INCOME TAXES - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different income tax rates in other jurisdictions	1.40%	0.50%	0.00%
Effect of preferential tax benefits (a)	(38.10%)	(33.70%)	(28.60%)
Effect of non-deductible expenses	7.90%	4.90%	2.70%
Effect of change in valuation allowance	5.40%	3.10%	4.10%
Effective Income Tax Rate Reconciliation, Percent, Total	1.60%	(0.20%)	3.20%
PRC
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Tax saving as the result of favorable tax rate	$ 2,686,911	$ 3,761,148	$ 2,712,084
Per share effect of the favorable tax rate	$ 0.13	$ 0.19	$ 0.14
PRC | Horgos Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Preferential income tax rate	0.00%
PRC | Kashi Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%
PRC | Baosheng Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%